ACQUISITION (Tables) - Harry Kahn Associates, Inc.	6 Months Ended
Jun. 30, 2026
ACQUISITIONS
Schedule of fair values of the assets acquired and liabilities assumed in the acquisition

HKA
Date of Acquisition	April 03, 2026
Cash and cash equivalents	$25,268
Accounts receivables, net	62,481
Prepaid expenses	5,663
Contract assets	194,028
Fixed assets, net	1,142
Right of use assets	31,119
Intangible Assets	327,000
Goodwill	316,822
Total assets acquired	963,523
Accounts payable	23,938
Accrued expenses	46,671
Line of credit	315,093
Contract liabilities	61,863
Other current liabilities	36,473
Operating lease liabilities	26,889
Note payable	203,072
Total liabilities assumed	713,999
Net assets acquired	$249,524

Schedule of preliminary fair values and estimated useful lives of the identifiable intangible assets acquired

		Estimated Useful
Identifiable Intangible Assets	Fair Value	Life (Years)
Technology	$274,000	15
Customer relationships	9,000	5
Trade names	44,000	5
Total fair value of intangible assets	$327,000